Segment Information (Segment Operating Information by Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Online game	$ 652,008,000		$ 669,168,000		$ 570,346,000
Online advertising	58,963,000		49,998,000		42,525,000
IVAS	22,357,000		5,402,000		4,307,000
Others	21,938,000		13,307,000		6,251,000
Total revenues	755,266,000		737,875,000		623,429,000
Cost of revenues:
Online game	142,492,000		93,235,000		76,193,000
Online advertising	14,744,000		13,797,000		6,468,000
IVAS	22,983,000		1,786,000		1,509,000
Others	21,490,000		17,518,000		20,046,000
SBC in cost of revenues	152,000	[1]	101,000	[1]	306,000	[1]
Total cost of revenues	201,862,000		126,437,000		104,522,000
Gross profit	553,404,000		611,438,000		518,907,000
Operating expenses:
Product development	193,044,000		119,434,000		71,901,000
Sales and marketing	241,202,000		128,756,000		60,313,000
General and administrative	104,663,000		56,567,000		32,331,000
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	52,282,000		0		2,906,000
SBC in operating expenses	3,962,000		1,173,000		3,363,000
Total operating expenses	595,153,000		305,930,000		170,814,000
Operating profit (loss)	(41,749,000)		305,508,000		348,093,000
Interest income	26,091,000		28,455,000		15,882,000
Foreign currency exchange loss	(668,000)		(5,936,000)		(558,000)
Interest expense	(6,452,000)		(8,835,000)		(2,243,000)
Other income (expense)	4,112,000		3,613,000		(173,000)
Income (loss) before income tax expense	(18,666,000)		322,805,000		361,001,000
Income tax expense (credit)	2,493,000		36,383,000		67,405,000
Net income (loss)	(21,159,000)		286,422,000		293,596,000
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders	0		17,780,000		11,196,000
Less: Net loss attributable to the non-controlling interest	(17,778,000)		0		0
Net income (loss) attributable to Changyou.com Limited	(3,381,000)		268,642,000		282,400,000
Operating Segments [Member] | Online Game [Member]
Revenues:
Online game	647,719,000		669,168,000		570,533,000
Online advertising	0		0		0
IVAS	0		0		0
Others	0		0		0
Total revenues	647,719,000	[2]	669,168,000	[2]	570,533,000	[2]
Cost of revenues:
Online game	138,483,000		93,048,000		76,193,000
Online advertising	0		0		0
IVAS	0		0		0
Others	0		0		0
SBC in cost of revenues	57,000	[1]	71,000	[1]	239,000	[1]
Total cost of revenues	138,540,000		93,119,000		76,432,000
Gross profit	509,179,000		576,049,000		494,101,000
Operating expenses:
Product development	148,310,000		109,964,000		70,386,000
Sales and marketing	77,526,000		79,922,000		51,584,000
General and administrative	80,836,000		52,622,000		30,013,000
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	3,225,000		0		1,670,000
SBC in operating expenses	3,879,000		1,129,000		3,258,000
Total operating expenses	313,776,000		243,637,000		156,911,000
Operating profit (loss)	195,403,000		332,412,000		337,190,000
Interest income	25,939,000		28,419,000		15,855,000
Foreign currency exchange loss	(458,000)		(5,935,000)		(558,000)
Interest expense	(6,452,000)		(8,835,000)		(2,243,000)
Other income (expense)	5,494,000		3,669,000		(51,000)
Income (loss) before income tax expense	219,926,000		349,730,000		350,193,000
Income tax expense (credit)	4,171,000		35,988,000		67,748,000
Net income (loss)	215,755,000		313,742,000		282,445,000
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders	0		17,780,000		11,196,000
Less: Net loss attributable to the non-controlling interest	0
Net income (loss) attributable to Changyou.com Limited	215,755,000		295,962,000		271,249,000
Operating Segments [Member] | Platform Channel [Member]
Revenues:
Online game	4,289,000		0		0
Online advertising	67,403,000		54,882,000		45,727,000
IVAS	22,357,000		5,402,000		4,307,000
Others	0		0		0
Total revenues	94,049,000	[2]	60,284,000	[2]	50,034,000	[2]
Cost of revenues:
Online game	3,084,000		0		0
Online advertising	15,412,000		13,797,000		6,468,000
IVAS	22,983,000		1,860,000		1,696,000
Others	0		0		0
SBC in cost of revenues	95,000	[1]	30,000	[1]	67,000	[1]
Total cost of revenues	41,574,000		15,687,000		8,231,000
Gross profit	52,475,000		44,597,000		41,803,000
Operating expenses:
Product development	44,734,000		9,470,000		1,378,000
Sales and marketing	191,072,000		57,252,000		6,629,000
General and administrative	21,574,000		3,375,000		995,000
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	49,057,000		0		0
SBC in operating expenses	83,000		44,000		105,000
Total operating expenses	306,520,000		70,141,000		9,107,000
Operating profit (loss)	(254,045,000)		(25,544,000)		32,696,000
Interest income	135,000		23,000		11,000
Foreign currency exchange loss	(210,000)		0		0
Interest expense	0		0		0
Other income (expense)	(1,591,000)		(169,000)		0
Income (loss) before income tax expense	(255,711,000)		(25,690,000)		32,707,000
Income tax expense (credit)	(3,992,000)		(15,000)		0
Net income (loss)	(251,719,000)		(25,675,000)		32,707,000
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders	0		0		0
Less: Net loss attributable to the non-controlling interest	(17,778,000)
Net income (loss) attributable to Changyou.com Limited	(233,941,000)		(25,675,000)		32,707,000
Promotion expense	42,500,000
Operating Segments [Member] | Others [Member]
Revenues:
Online game	0		0		0
Online advertising	0		0		0
IVAS	0		0		0
Others	44,683,000		25,031,000		6,251,000
Total revenues	44,683,000	[2]	25,031,000	[2]	6,251,000	[2]
Cost of revenues:
Online game	0		0		0
Online advertising	0		0		0
IVAS	0		0		0
Others	21,490,000		17,518,000		20,046,000
SBC in cost of revenues	0	[1]	0	[1]	0	[1]
Total cost of revenues	21,490,000		17,518,000		20,046,000
Gross profit	23,193,000		7,513,000		(13,795,000)
Operating expenses:
Product development	0		0		137,000
Sales and marketing	4,047,000		7,143,000		5,302,000
General and administrative	2,253,000		570,000		1,323,000
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	0		0		1,236,000
SBC in operating expenses	0		0		0
Total operating expenses	6,300,000		7,713,000		7,998,000
Operating profit (loss)	16,893,000		(200,000)		(21,793,000)
Interest income	17,000		13,000		16,000
Foreign currency exchange loss	0		(1,000)		0
Interest expense	0		0		0
Other income (expense)	209,000		113,000		(122,000)
Income (loss) before income tax expense	17,119,000		(75,000)		(21,899,000)
Income tax expense (credit)	2,314,000		410,000		(343,000)
Net income (loss)	14,805,000		(485,000)		(21,556,000)
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders	0		0		0
Less: Net loss attributable to the non-controlling interest	0
Net income (loss) attributable to Changyou.com Limited	14,805,000		(485,000)		(21,556,000)
Eliminations and adjustments [Member]
Revenues:
Online game	0		0		(187,000)
Online advertising	(8,440,000)		(4,884,000)		(3,202,000)
IVAS	0		0		0
Others	(22,745,000)		(11,724,000)		0
Total revenues	(31,185,000)	[1],[2]	(16,608,000)	[2]	(3,389,000)	[2]
Cost of revenues:
Online game	925,000		187,000		0
Online advertising	(667,000)		0		0
IVAS	0		(74,000)		(187,000)
Others	0		0		0
SBC in cost of revenues	0	[1]	0	[1]	0	[1]
Total cost of revenues	258,000		113,000		(187,000)
Gross profit	(31,443,000)		(16,721,000)		(3,202,000)
Operating expenses:
Product development	0		0		0
Sales and marketing	(31,443,000)		(15,561,000)		(3,202,000)
General and administrative	0		0		0
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	0		0		0
SBC in operating expenses	0		0		0
Total operating expenses	(31,443,000)		(15,561,000)		(3,202,000)
Operating profit (loss)	0		(1,160,000)		0
Interest income	0		0		0
Foreign currency exchange loss	0		0		0
Interest expense	0		0		0
Other income (expense)	0		0		0
Income (loss) before income tax expense	0		(1,160,000)		0
Income tax expense (credit)	0		0		0
Net income (loss)	0		(1,160,000)		0
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders	0		0		0
Less: Net loss attributable to the non-controlling interest	0
Net income (loss) attributable to Changyou.com Limited	$ 0		$ (1,160,000)		$ 0

[1]	"SBC" stands for share-based compensation expense.
[2]	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the Platform Channel Business and the Others business to the Online Game Business.